Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Later than ten years [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Percentage of proportion of noncurrent provision yet to be settled	54.00%	65.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Percentage of pretax discount rates	0.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 316
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 627
Onerous contracts provision [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Unused provision reversed, other provisions	$ 0	$ 214
Contract term	18 years
US government bond rate	4.10%	1.855%
Bottom of range [member] | Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Significant unobservable input, liabilities	0.034	0.004
Top of range [member] | Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Significant unobservable input, liabilities	0.047	0.024